Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (6,046,195)	$ (22,861,257)	$ (42,939,001)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	32,187,324	32,322,695	35,137,880
Amortization of deferred drydock expenditures	6,198,245	4,803,069	3,637,276
Share-based compensation	3,000,672	2,333,091	1,636,547
Loss on vessel held for sale	6,447,309		6,360,813
Loss on sale of vessels		13,162,192
Amortization of deferred finance fees	1,765,271	2,560,180	4,668,077
Unrealized losses on derivatives	113,591
Foreign exchange	108,978	(73,207)	(200,504)
Deferred drydock expenditures	(7,003,305)	(5,387,875)	(6,599,085)
Changes in operating assets and liabilities:
Receivables	12,274,862	(2,623,226)	(614,151)
Working capital advances			3,100,000
Prepaid expenses and other assets	(1,743,880)	137,453	(664,608)
Advances and deposits	1,597,419	(1,981,261)	882,968
Inventories	(115,327)	2,653,304	(3,179,793)
Accounts payable	2,543,080	(3,672,559)	3,013,580
Accrued expenses and other liabilities	(5,098,531)	(48,663)	4,991,495
Accrued interest on debt and finance leases	(135,064)	(852,676)	194,883
Net cash provided by operating activities	46,094,449	20,471,260	9,426,377
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of vessels		26,557,707
Payments for acquisition of vessels and vessel equipment	(18,720,337)	(2,599,827)	(16,824,102)
Advances for Ballast water treatment systems	(2,184,466)	114,235	(528,774)
Payments for other non-current assets	(88,630)	(177,950)	(204,003)
Net cash (used in) / provided by investing activities	(20,993,433)	23,894,165	(17,556,879)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term debt	20,375,243	201,462,500	3,902,122
Repayments of long-term debt	(18,017,863)	(222,198,713)	(184,306,269)
Proceeds from finance leases			209,725,500
Repayments of finance leases	(18,650,009)	(26,510,556)	(7,336,520)
Payments for deferred finance fees	(220,000)	(2,298,587)	(3,740,150)
Net proceeds from equity offerings			7,331,450
Repurchase of common stock	(286,856)
Payment of dividend	(1,659,308)
Net cash (used in) / provided by financing activities	(18,458,793)	(49,545,356)	25,576,133
Net increase / (decrease) in cash and cash equivalents	6,642,223	(5,179,931)	17,445,631
Cash and cash equivalents at the beginning of the year	51,723,107	56,903,038	39,457,407
Cash and cash equivalents at the end of the period	58,365,330	51,723,107	56,903,038
Cash paid during the year for:
Cash paid during the period for interest in respect of debt	6,526,308	11,544,904	17,482,989
Cash paid during the period for interest in respect of finance leases	9,902,396	13,529,033	5,100,987
Cash paid during the period for operating lease liabilities	501,118	501,848	522,009
Cash paid during the period for income taxes	$ 138,841	$ 54,730	$ 139,849